Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Loans Restructured And Subsequently Defaulted Under The Restructured Terms) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	123		113		41
Balance	$ 100,528		$ 97,900		$ 32,432
Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	16		4		1
Balance	5,916		3,269		234
Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	24		36		10
Balance	6,956		14,916		7,023
Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count					1
Balance					3,923
Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1		8		3
Balance	1,105		8,503		3,093
Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	8		3
Balance	12,140		2,005
Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7		12		1
Balance	7,971		18,454		2,691
Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	9		7		4
Balance	8,870		11,164		2,625
Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		3		1
Balance	5,334		3,386		1,502
Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	14		11		3
Balance	19,113		10,746		3,783
Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6		9		9
Balance	4,415		8,808		4,860
Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	33		20		8
Balance	28,708		16,649		2,698
Payment In Default [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	25	[1]	35	[1]	2	[1]
Balance	18,224	[1]	36,344	[1]	999	[1]
Payment In Default [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	4	[1]	2	[1]
Balance	908	[1]	1,936	[1]
Payment In Default [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6	[1]	11	[1]
Balance	1,742	[1]	4,137	[1]
Payment In Default [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			4	[1]
Balance			6,095	[1]
Payment In Default [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1	[1]	1	[1]
Balance	467	[1]	981	[1]
Payment In Default [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2	[1]	2	[1]
Balance	1,667	[1]	6,533	[1]
Payment In Default [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2	[1]	1	[1]
Balance	2,239	[1]	2,672	[1]
Payment In Default [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2	[1]
Balance	3,224	[1]
Payment In Default [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2	[1]	2	[1]
Balance	2,694	[1]	2,848	[1]
Payment In Default [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			7	[1]
Balance			7,395	[1]
Payment In Default [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6	[1]	5	[1]	2	[1]
Balance	$ 5,283	[1]	$ 3,747	[1]	$ 999	[1]

[1]	Restructured loans considered to be in payment default are over 30 days past-due subsequent to the restructuring.